Segment Information	3 Months Ended
Mar. 31, 2012
Selected Statements of Income Data and Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 19: — SEGMENT INFORMATION

a.	Geographic Area Information:

The Group operates in one industry segment, which produces, researches, develops and markets pharmaceutical products. Management organizes the Company’s operations based on geographic segments, which are presented below in accordance with FASB ASC Paragraph 280-10-50-1, “Segment Reporting – Overall – Disclosure – Operating Segments.”

	Israel	Canada*	U.S.A.	Other	Consolidated
Three months ended March 31, 2012 and as of March 31, 2012:
Sales to unaffiliated customers **	$5,472	$13,167	$122,472	$4,030	$145,141
Long-lived assets ***	$91,245	$40,148	$42,607	$2,342	$176,342
Three months ended March 31, 2011 and as of December 31, 2011:
Sales to unaffiliated customers **	$5,966	$10,394	$87,036	$4,331	$107,727
Long-lived assets ***	$92,547	$41,010	$43,133	$2,291	$178,981

*	Includes operations in both Canada and Cayman Islands.
**	Based on customer’s location.
***	Includes property, plant and equipment, net; goodwill and intangible assets, net.

b.	For the three months ended March 31, 2012, the Company had net sales to three different customers of 24.1%, 12.7% and 11.9% of consolidated net sales. For the three months ended March 31, 2011, the Company had net sales to three different customers of 18.3%, 11.3% and 10.9% of consolidated net sales.

c.	Sales by therapeutic category, as a percentage of total sales for the three months ended March 31, 2012 and 2011:

	Three months ended March 31,
Category	2012	2011
	%
Dermatological and topical	70	61
Neuropsychiatric	10	14
Cardiovascular	9	10
Anti-inflammatory	4	6
Other	7	9

Total	100	100